SIGNIFICANT ACCOUNTING POLICIES (Summary Of Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013		Jun. 30, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold	$ 2,560		$ 2,560
Property, plant and equipment	71,804		71,804		70,214
Impairment loss of long-lived assets	0		0		2,560
3-door SUV mold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold	2,560	[1]	2,560	[1]
Property, plant and equipment	5,120		5,120		5,120
Impairment loss of long-lived assets			2,560		2,560
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold
Level 1 [Member] | 3-door SUV mold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold		[1]		[1]
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold
Level 2 [Member] | 3-door SUV mold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold		[1]		[1]
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold	2,560		2,560
Level 3 [Member] | 3-door SUV mold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets- 3-door SUV mold	$ 2,560	[1]	$ 2,560	[1]

[1]	Included in "Property, plant and equipment, net" on the face of condensed consolidated balance sheets. The original carrying value was $5.12 million. The Company recognized impairment charges of $2.56 million (included in"impairment loss of long-lived assets" on the face of consolidated statements of opertations and comprehensive loss) for the year December 31, 2012. These charges were related to the impairment in the 3-door SUV mold equipment used in the Jonway Auto segment (See Note 2-Accounting for long-lived assets).